N-4	Dec. 06, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	Lincoln National Variable Annuity Account H
Entity Central Index Key	0000847552
Entity Investment Company Type	N-4
Document Period End Date	Dec. 06, 2024
Amendment Flag	false
Item 10. Benefits Available (N-4) [Text Block]
Current Initial Protected Lifetime Income Fee Rate
	Single Life	Joint Life
Current Initial Annual Charge	1.60%	1.60%
Protected Annual Income Rates for Lincoln ProtectedPay Select Core®
The Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs after reaching a new age band.
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
59 – 64	3.00%	59 – 64	3.00%
65 – 69	3.00%	65 – 69	3.00%
70 – 74	3.00%	70 – 74	3.00%
75 – 79	3.00%	75 – 79	3.00%
80+	3.00%	80+	3.00%

i4LIFE® Advantage Guaranteed Income Benefit Charge Rate
i4LIFE® Advantage Select Guaranteed Income Benefit for Contractowners who transition from Lincoln ProtectedPay Select Core®	Single Life	Joint Life
Current Initial Annual Charge	1.60%	1.60%
Guaranteed Income Benefit Percentages

The Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The following rates apply to i4LIFE® Advantage Guaranteed Income Benefit elections for Contractowners who transition from Lincoln ProtectedPay Select Core®.
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	3.00%	Under 40	3.00%
40 – 54	3.00%	40 – 54	3.00%
55 – 58	3.00%	55 – 58	3.00%
59 – 64	3.00%	59 – 64	3.00%
65 – 69	3.00%	65 – 69	3.00%
70 – 74	3.00%	70 – 74	3.00%
75 – 79	3.00%	75 – 79	3.00%
80+	3.00%	80+	3.00%

Living Benefit Riders - Lincoln ProtectedPay Secure Core®. For Lincoln ProtectedPay® riders elected on and after February 18, 2025:

●	The name of the rider option is changed to Lincoln ProtectedPay Select Core® throughout your prospectus.
●	Lincoln ProtectedPay Select Core® is available for election on all new and existing nonqualified and qualified (IRAs and Roth IRAs) annuity contracts.
●	The current protected lifetime income fee rate and the Protected Annual Income rates for new rider elections are disclosed in a Rate Sheet. The Rate Sheet indicates the current rates and the date by which your application or rider election form must be signed and dated for a rider to be issued with those rates. The rates may be superseded at any time in our sole discretion and may be higher or lower than the charge rate on the previous Rate Sheet.

i4LIFE® Advantage Guaranteed Income Benefit option. Contractowners who elect Lincoln ProtectedPay Select Core® may decide to later transition to i4LIFE® Advantage Select Guaranteed Income Benefit.

Fees and Costs of Benefit [Text Block]
Protected Annual Income Rates for Lincoln ProtectedPay Select Core®
The Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs after reaching a new age band.
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
59 – 64	3.00%	59 – 64	3.00%
65 – 69	3.00%	65 – 69	3.00%
70 – 74	3.00%	70 – 74	3.00%
75 – 79	3.00%	75 – 79	3.00%
80+	3.00%	80+	3.00%
Guaranteed Income Benefit Percentages

The Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The following rates apply to i4LIFE® Advantage Guaranteed Income Benefit elections for Contractowners who transition from Lincoln ProtectedPay Select Core®.
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	3.00%	Under 40	3.00%
40 – 54	3.00%	40 – 54	3.00%
55 – 58	3.00%	55 – 58	3.00%
59 – 64	3.00%	59 – 64	3.00%
65 – 69	3.00%	65 – 69	3.00%
70 – 74	3.00%	70 – 74	3.00%
75 – 79	3.00%	75 – 79	3.00%
80+	3.00%	80+	3.00%

Item 17. Portfolio Companies (N-4) [Text Block]

Appendix B – Investment Requirements. Contractowners who elect Lincoln ProtectedPay Select Core® will be required to adhere to Investment Requirements. Under the current Investment Requirements for Lincoln ProtectedPay Select Core®, you must allocate your Contract Value as follows:

Group 1

Investments must be at least 20% of Contract Value

American Funds Mortgage Fund	American Funds U.S. Government Securities Fund
American Funds The Bond Fund of America	American Funds Preservation Fund

Group 2

Investments cannot exceed 80% of Contract Value

American Funds Asset Allocation Fund	American Funds High-Income Trust
American Funds Capital Income Builder®	American Funds International Fund
American Funds Capital World Growth and Income Fund	American Funds International Growth and Income Fund
American Funds Global Balanced Fund	American Funds Ultra-Short Bond Fund
American Funds Global Growth Fund	American Funds Washington Mutual Investors Fund

American Funds Global Growth PortfolioSM	LVIP American Balanced Allocation Fund
American Funds Global Growth and Income PortfolioSM	LVIP American Growth Allocation Fund
American Funds Growth Fund	LVIP American Income Allocation Fund
American Funds Growth-Income Fund

The fixed account is only available for dollar cost averaging.

As an alternative to satisfy these Investment Requirements, you may allocate 100% of your Contract Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and will be subject to Group 2 restrictions.

American Funds Asset Allocation Fund	American Funds U.S. Government Securities Fund
American Funds Global Balanced Fund	LVIP American Balanced Allocation Fund
American Funds Growth and Income PortfolioSM	LVIP American Growth Allocation Fund
American Funds Mortgage Fund	LVIP American Income Allocation Fund
American Funds The Bond Fund of America	LVIP American Preservation Fund

Some Portfolio Companies not Available for All Benefits [Text Block]

Appendix B – Investment Requirements. Contractowners who elect Lincoln ProtectedPay Select Core® will be required to adhere to Investment Requirements. Under the current Investment Requirements for Lincoln ProtectedPay Select Core®, you must allocate your Contract Value as follows:

Group 1

Investments must be at least 20% of Contract Value

American Funds Mortgage Fund	American Funds U.S. Government Securities Fund
American Funds The Bond Fund of America	American Funds Preservation Fund

Group 2

Investments cannot exceed 80% of Contract Value

American Funds Asset Allocation Fund	American Funds High-Income Trust
American Funds Capital Income Builder®	American Funds International Fund
American Funds Capital World Growth and Income Fund	American Funds International Growth and Income Fund
American Funds Global Balanced Fund	American Funds Ultra-Short Bond Fund
American Funds Global Growth Fund	American Funds Washington Mutual Investors Fund

American Funds Global Growth PortfolioSM	LVIP American Balanced Allocation Fund
American Funds Global Growth and Income PortfolioSM	LVIP American Growth Allocation Fund
American Funds Growth Fund	LVIP American Income Allocation Fund
American Funds Growth-Income Fund

The fixed account is only available for dollar cost averaging.

As an alternative to satisfy these Investment Requirements, you may allocate 100% of your Contract Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and will be subject to Group 2 restrictions.

American Funds Asset Allocation Fund	American Funds U.S. Government Securities Fund
American Funds Global Balanced Fund	LVIP American Balanced Allocation Fund
American Funds Growth and Income PortfolioSM	LVIP American Growth Allocation Fund
American Funds Mortgage Fund	LVIP American Income Allocation Fund
American Funds The Bond Fund of America	LVIP American Preservation Fund

Lincoln ProtectedPay Secure Core [Member]
Prospectus:
Operation of Benefit [Text Block]
●	The name of the rider option is changed to Lincoln ProtectedPay Select Core® throughout your prospectus.
●	Lincoln ProtectedPay Select Core® is available for election on all new and existing nonqualified and qualified (IRAs and Roth IRAs) annuity contracts.
●	The current protected lifetime income fee rate and the Protected Annual Income rates for new rider elections are disclosed in a Rate Sheet. The Rate Sheet indicates the current rates and the date by which your application or rider election form must be signed and dated for a rider to be issued with those rates. The rates may be superseded at any time in our sole discretion and may be higher or lower than the charge rate on the previous Rate Sheet.

Protected Lifetime Income Joint Life [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Protected Lifetime Income Single Life [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
i4LIFE® Advantage Select Guaranteed Income Benefit Joint Life [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
i4LIFE® Advantage Select Guaranteed Income Benefit Single Life [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%